Segment Information	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 20: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business, and previously had a Tanker Vessel Operations segment until the deconsolidation of Navios Acquisition on March 30, 2011. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. Starting in 2008, following the acquisition of Horamar and the formation of Navios Logistics, the Company renamed its Port Terminal segment as its Logistics Business segment, and this segment includes the activities of Horamar, which provides similar products and services in the region as Navios Holdings' legacy port facility. The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region. The Tanker Vessel Operations segment consisted of the transportation and handling of liquid cargoes through the ownership, operation, and trading of tanker vessels.

The Company measures segment performance based on net income attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations for the Year Ended December 31, 2013	Logistics Business for the Year Ended December 31, 2013	Total for the Year Ended December 31, 2013
Revenue	$ 275,195	$ 237,084	$ 512,279
Loss on derivatives	(260)	—	(260)
Interest income	2,080	219	2,299
Interest expense and finance cost, net	(85,657)	(25,148)	(110,805)
Depreciation and amortization	(74,770)	(23,354)	(98,124)
Equity in net earnings of affiliated companies	19,344	—	19,344
Net (loss)/income attributable to Navios Holdings common stockholders	(115,264)	6,201	(109,063)
Total assets	2,393,364	526,249	2,919,613
Goodwill	56,240	104,096	160,336
Capital expenditures	(86,538)	(59,396)	(145,934)
Investment in affiliates	335,303	—	335,303
Cash and cash equivalents	101,263	86,568	187,831
Restricted cash	2,041	—	2,041
Long-term debt (including current and noncurrent portion)	$ 1,217,565	$ 293,684	$ 1,511,249

	Drybulk Vessel Operations for the Year Ended December 31, 2012	Logistics Business for the Year Ended December 31, 2012	Total for the Year Ended December 31, 2012
Revenue	$ 369,461	$ 247,033	$ 616,494
Loss on derivatives	(196)	—	(196)
Interest income	2,329	388	2,717
Interest expense and finance cost, net	(86,139)	(20,057)	(106,196)
Depreciation and amortization	(81,267)	(26,939)	(108,206)
Equity in net earnings of affiliated companies	48,228	—	48,228
Net income attributable to Navios Holdings common stockholders	175,388	97	175,485
Total assets	2,490,929	450,533	2,941,462
Goodwill	56,240	104,096	160,336
Capital expenditures	(40,024)	(17,666)	(57,690)
Investment in affiliates	197,291	—	197,291
Cash and cash equivalents	212,330	45,538	257,868
Restricted cash	24,704	—	24,704
Long-term debt (including current and noncurrent portion)	$ 1,157,614	$ 200,598	$ 1,358,212

	Drybulk Vessel Operations for the Year Ended December 31, 2011	Logistics Business for the Year Ended December 31, 2011	Tanker Vessel Operations for the Year Ended December 31, 2011	Total for the Year Ended December 31, 2011
Revenue	$ 429,538	$ 234,687	25,130	689,355
Loss on derivatives	(165)	—	—	(165)
Interest income	2,899	843	378	4,120
Interest expense and finance cost, net	(81,379)	(17,074)	(8,728)	(107,181)
Depreciation and amortization	(76,734)	(22,616)	(8,045)	(107,395)
Equity in net earnings of affiliated companies	35,246	—	—	35,246
Net income/(loss) attributable to Navios Holdings common stockholders	77,717	(125)	(36,781)	40,811
Total assets	2,478,400	435,424	—	2,913,824
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(115,830)	(70,598)	(7,528)	(193,956)
Investment in affiliates	117,088	—	—	117,088
Cash and cash equivalents	130,567	40,529	—	171,096
Restricted cash	6,399	—	—	6,399
Long-term debt (including current and noncurrent portion)	$ 1,252,889	$ 200,668	$ —	$ 1,453,557

The following table sets out operating revenue by geographic region for the Company's reportable segments. Drybulk Vessel Operation, Tanker Vessel Operation and Logistics Business revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk vessels and tanker vessels operate worldwide. Logistics business operates different types of tanker vessels, pushboats, and wet and dry barges for delivering a wide range of products between ports in the Paraná, Paraguay and Uruguay River systems in South America (commonly known as the “Hidrovia” or the “waterway”).
Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.
Revenue by Geographic Region

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31 2011
North America	$ 17,487	$ 14,622	$ 20,157
Europe	141,464	127,521	144,846
Asia	99,636	225,366	283,275
South America	241,852	247,033	234,688
Other	11,840	1,952	6,389
Total	$ 512,279	$ 616,494	$ 689,355

The following describes long-lived assets by country for the Company's reportable segments. Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries. The total net book value of long-lived assets for drybulk vessels amounted to $1,409,166 and $1,386,726 at December 31, 2013 and 2012, respectively. For Logistics Business, all long-lived assets are located in South America. The total net book value of long-lived assets for the Logistics business amounted to $395,879 and $356,039 at December 31, 2013 and 2012, respectively.